Lease - Summary of Supplemental Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets	¥ 267,352	$ 40,973	¥ 5,504
Operating lease liabilities	¥ 264,869		¥ 5,504